UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22418

                                      ASGI Mesirow Insight Fund A, LLC
  (Exact name of registrant as specified in charter)

c/o Alternative Strategies Group, Inc.
401 South Tryon Street
                                        Charlotte, NC 28202
 (Address of principal executive offices) (Zip code)

Lloyd Lipsett
Wells Fargo Law Department
J9201-210
  200 Berkeley Street
                                  Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:   (866) 440-7460

Date of fiscal year end: January 31

Date of reporting period:  July 1, 2011 – June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2011 TO JUNE 30, 2012

ASGI Mesirow Insight Fund A, LLC

REGISTRANT NAME: ASGI Mesirow Insight Fund A, LLC (formerly Wells Fargo Multi-Strategy 100 Fund A, LLC)
INVESTMENT COMPANY ACT FILE NUMBER: 811-22418
REPORTING PERIOD: 07/01/2011 - 06/30/2012
REGISTRANT ADDRESS: 401 South Tryon Street, Charlotte, NC 28202
NAME OF SERIES (AS APPLICABLE):

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter (1)	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors (1)	Whether Vote Was For or Against Management
ASGI Mesirow Insight Fund, LLC (formerly, Wells Fargo Multi-Strategy 100 Master Fund I, LLC) ("Master Fund")		3818237	11/17/2011	1. To elect seven nominees proposed to serve as Managers of the Fund's Board of Managers	Issuer	YES	FOR	FOR

2.  To approve an investment advisory agreement pursuant to which Alternative Strategies Group, Inc. would replace Wells Fargo Alternative Asset Management, LLC as investment adviser to the Master Fund.

				3. To approve an investment sub-advisory agreement pursuant to which Mesirow Advanced Strategies, Inc. would be appointed as sub-adviser to the Master Fund.

4.  To approve an Amended and Restated Limited Liability Company Agreement for the Master Fund that would result in a change in the tax status of the Master Fund from partnership to a regulated investment company relying on Subchapter M of the Internal Revenue Code of 1986, as amended, the creation of two classes of Master Fund shares and certain changes to the Master Fund's repurchase procedures.

				5. To approve the Agreement and Plan of Reorganization.
				6. To approve two fundamental investment policies for the Master Fund.
(1) Fund cast votes pursuant to instructions received from Fund's shareholders under Section 12(d)(1)(E)(iii)(aa) of the Investment Company Act of 1940

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	ASGI Mesirow Insight Fund A, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	August 10, 2012

  *Print the name and title of each signing officer under his or her signature.